UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2013 to September 30, 2013

Item 1:                                                        Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2013 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (79.9%)
Aerospace & Defense (1.3%)
$650	AAR Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/17 @ 103.63)‡	(BB, Ba3)	01/15/22	7.250	$680,875
1,750	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	1,951,250
					2,632,125
Airlines (0.4%)
500	Continental Airlines 2012-3 Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	508,750
200	United Continental Holdings, Inc., Company Guaranteed Notes	(B, B2)	06/01/18	6.375	204,500
					713,250
Auto Parts & Equipment (4.8%)
500	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B-, B3)	04/01/17	11.500	541,250
363	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	399,300
500	Lear Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 102.38)‡	(BB, Ba2)	01/15/23	4.750	466,250
1,080	Mark IV U.S.A. S.C.A., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)‡€	(BB-, Ba3)	12/15/17	8.875	1,571,589
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)	(B-, B3)	03/15/18	10.625	732,375
500	Meritor, Inc., Company Guaranteed Notes (Callable 06/15/16 @ 105.06)	(B-, B3)	06/15/21	6.750	497,500
550	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡	(B+, Ba2)	02/15/17	7.750	618,750
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡	(B+, Ba2)	02/15/19	8.500	1,120,000
1,575	Stoneridge, Inc., Rule 144A, Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,697,062
742	Tomkins, Inc., Global Secured Notes (Callable 10/01/14 @ 104.50)	(BB-, B1)	10/01/18	9.000	812,490
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC, B3)	02/15/19	8.625	1,025,000
					9,481,566
Automakers (0.5%)
220	General Motors Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba1)	10/02/18	3.500	220,550
660	General Motors Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba1)	10/02/23	4.875	648,450
220	General Motors Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba1)	10/02/43	6.250	217,800
					1,086,800
Brokerage (1.2%)
1,000	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	1,022,500
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B+, B1)	04/01/20	7.375	1,442,750
					2,465,250
Building & Construction (0.2%)
500	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, B1)	11/01/21	2.000	340,000

Building Materials (2.6%)
1,525	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.75)	(B-, Caa2)	04/01/16	9.500	1,467,812
1,850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,951,750
900	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	951,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials
$750	RSI Home Products, Inc., Rule 144A, Secured Notes (Callable 03/01/15 @ 105.16)‡	(B+, B1)	03/01/18	6.875	$778,125
					5,149,437
Chemicals (3.2%)
500	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)§	(BB-, B1)	07/15/21	5.750	501,250
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)§	(BB+, Ba2)	11/15/20	6.375	1,471,750
500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, B1)	05/01/20	7.500	538,750
350	Ineos Group Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡§	(B-, Caa1)	08/15/18	6.125	343,000
600	JM Huber Corp., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.94)‡	(BB, Ba3)	11/01/19	9.875	684,000
1,416	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CCC+, NR)	05/08/17	11.000	1,104,647
1,000	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	1,135,000
600	U.S. Coatings Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡§	(B-, Caa1)	05/01/21	7.375	630,000
					6,408,397
Consumer Products (2.0%)
895	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 11/01/13 @ 103.00)§	(B-, Caa1)	11/01/17	7.750	924,088
1,375	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,515,937
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)§	(B-, B3)	02/01/20	8.125	442,000
1,025	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	1,094,188
					3,976,213
Consumer/Commercial/Lease Financing (0.9%)
750	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(BB, B1)	10/01/19	10.375	1,384,586
450	Milestone Aviation Group LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 104.31)‡	(NR, NR)	12/15/17	8.625	475,875
					1,860,461
Discount Stores (0.7%)
1,300	99 Cents Only Stores, Global Company Guaranteed Notes (Callable 12/15/14 @ 108.25)	(CCC+, Caa1)	12/15/19	11.000	1,462,500

Diversified Capital Goods (1.4%)
750	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	776,250
500	BC Mountain Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ 105.25)‡§	(B-, B3)	02/01/21	7.000	498,750
1,000	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	970,000
4	FCC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/13 @ 105.00)‡^	(CCC+, Ca)	12/15/15	13.000	3,879
509	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B1)	09/01/20	8.750	562,445
					2,811,324
Electric - Generation (0.1%)
2,200	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	60,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electric - Generation
$1,275	TCEH Finance, Inc., Series B, Global Company Guaranteed Notes (Callable 11/01/13 @ 100.00)	(D, C)	11/01/15	10.250	$35,063
					95,563
Electronics (0.4%)
500	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	517,500
260	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡	(B, B1)	03/15/18	10.125	284,830
					802,330
Energy - Exploration & Production (6.5%)
325	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	329,875
1,400	EP Energy Finance, Inc., Global Senior Unsecured Notes (Callable 05/01/16 @ 104.69)	(B, B2)	05/01/20	9.375	1,582,000
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	2,093,500
350	Everest Acquisition Finance, Inc., Global Senior Secured Notes (Callable 05/01/15 @ 103.44)	(B+, Ba3)	05/01/19	6.875	375,375
2,100	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/13 @ 100.00)	(BBB, Baa3)	11/15/14	11.875	2,124,872
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	585,750
1,050	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)§	(B-, B3)	10/15/22	7.750	1,118,250
1,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, B1)	11/01/18	8.625	1,067,500
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B-, B3)	02/01/17	8.625	743,750
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/14 @ 101.19)	(B+, B3)	06/01/17	7.125	535,500
500	Swift Energy Co., Global Company Guaranteed Notes (Callable 03/01/17 @ 103.94)§	(B+, B3)	03/01/22	7.875	492,500
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)§	(B, B3)	06/15/19	8.500	1,197,060
650	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	669,500
					12,915,432
Environmental (1.1%)
1,000	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)	(B, Caa3)	08/15/18	10.750	1,067,500
1,000	Nuverra Environmental Solutions, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)	(B, B3)	04/15/18	9.875	1,020,000
					2,087,500
Food - Wholesale (0.5%)
600	Sun Merger Sub., Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	609,750
450	Wells Enterprises, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/16 @ 105.06)‡	(B+, B2)	02/01/20	6.750	460,125
					1,069,875
Forestry & Paper (0.1%)
1,000	Stone & Webster, Inc.*	(NR, NR)	10/23/19	0.000	1,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$850	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)§	(CCC, Caa2)	02/01/19	8.750	$284,750
					286,500
Gaming (2.4%)
925	Affinity Gaming Finance Corp., Global Company Guaranteed Notes (Callable 05/15/15 @ 104.50)	(B, NR)	05/15/18	9.000	1,003,625
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes‡ø	(NR, NR)	12/15/14	9.375	282,875
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/13 @ 101.21)‡	(B, Caa1)	11/15/19	7.250	598,950
1,300	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/14 @ 103.50)	(NR, NR)	07/01/15	13.000	1,358,500
1,600	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	1,539,000
					4,782,950
Gas Distribution (2.0%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,612,500
350	Genesis Energy LP, Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	344,750
1,475	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)	(B, B1)	12/15/18	7.875	1,581,937
500	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	517,500
					4,056,687
Health Facilities (2.1%)
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)§	(BB, Ba1)	05/01/21	6.875	634,500
550	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	627,000
700	Symbion, Inc., Global Company Guaranteed Notes	(CCC+, Caa2)	08/23/15	11.000	700,000
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)	(B, B2)	06/15/16	8.000	1,245,500
1,000	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes‡	(CCC+, B3)	04/01/22	8.125	1,046,250
					4,253,250
Health Services (1.1%)
350	Capsugel FinanceCo S.C.A., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B, B3)	08/01/19	9.875	530,631
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	11.000	325,000
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,353,125
					2,208,756
Insurance Brokerage (0.8%)
1,100	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC, Caa2)	12/15/20	7.875	1,127,500
300	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/14 @ 101.00)‡£#	(NR, B1)	02/15/18	6.009	483,488
					1,610,988
Leisure (2.1%)
750	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)‡	(BB+, Ba2)	09/15/21	5.625	752,812
550	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/18 @ 103.06)‡	(BB+, Ba2)	09/15/23	6.125	554,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Leisure
$500	Cedar Fair LP, Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B1)	08/01/18	9.125	$550,625
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	1,022,500
1,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	1,193,750
					4,073,812
Media - Cable (2.9%)
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	168,750
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	672,000
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	1,584,125
1,050	CSC Holdings LLC, Global Senior Unsecured Notes	(BB+, Ba3)	02/15/19	8.625	1,223,250
500	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	552,500
350	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(B+, Ba3)	03/15/19	7.500	379,750
1,200	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.19)‡§	(B, B2)	04/15/23	6.375	1,200,000
					5,780,375
Media - Diversified (1.3%)
1,500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	1,582,500
450	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	492,750
421	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/14 @ 100.00)§	(B+, B2)	03/15/16	7.750	429,420
					2,504,670
Media - Services (0.8%)
425	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	433,500
1,075	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,101,875
5	Technicolor SA, Rule 144A, Senior Secured Notes‡^	(NR, NR)	05/26/17	9.350	4,120
					1,539,495
Medical Products (0.8%)
277	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/13 @ 100.00)	(NR, Caa1)	11/01/15	9.875	279,078
1,250	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	1,342,187
					1,621,265
Metals & Mining - Excluding Steel (7.2%)
1,350	Boart Longyear Management Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡§	(B, B3)	04/01/21	7.000	1,012,500
700	Boart Longyear Management Pty Ltd., Rule 144A, Senior Secured Notes‡	(BB-, B1)	10/01/18	10.000	710,500
1,600	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, Ba3)	05/01/18	6.875	1,676,000
1,150	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡§	(BB, Ba3)	12/15/20	6.125	1,115,500
400	FMG Resources August 2006 Pty Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 104.13)‡§	(B+, B1)	11/01/19	8.250	433,000
1,100	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	1,215,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$1,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	$1,122,500
1,841	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,910,037
1,000	Molycorp, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 105.00)§	(CCC+, B3)	06/01/20	10.000	1,002,500
1,500	Noranda Aluminum Acquisition Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 105.50)‡	(CCC+, Caa1)	06/01/19	11.000	1,357,500
175	Old AII, Inc., Global Company Guaranteed Notesø^	(NR, NR)	12/15/14	9.000	18
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ 101.67)ø^	(NR, NR)	12/15/16	10.000	67
1,700	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)§	(B, B3)	04/15/19	7.750	1,683,000
1,500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,110,000
					14,348,622
Oil Field Equipment & Services (5.3%)
1,700	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 106.56)‡§	(B+, Caa1)	11/01/20	8.750	1,734,000
721	FTS International Bonds, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(B+, Ba3)	11/15/18	8.125	785,890
1,200	Pacific Drilling SA, Reg S, Senior Unsecured Notes	(NR, NR)	02/23/15	8.250	1,263,000
1,750	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	1,881,250
650	Permian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/15 @ 107.88)‡	(B-, B3)	01/15/18	10.500	637,000
1,620	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,757,700
1,500	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	1,462,500
1,000	Trinidad Drilling Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	1,060,000
					10,581,340
Oil Refining & Marketing (2.0%)
1,750	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	1,708,438
600	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.34)‡	(BB-, B1)	11/15/20	7.125	603,000
1,500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	1,560,000
					3,871,438
Packaging (1.0%)
500	Ardagh MP Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)‡§	(CCC+, B3)	11/15/20	7.000	482,500
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, B3)	10/15/20	9.250	425,417
350	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)§	(CCC+, Caa2)	04/15/19	9.000	369,250
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	320,250
250	Sealed Air Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.19)‡	(BB-, B1)	09/15/21	8.375	284,375
					1,881,792
Pharmaceuticals (0.6%)
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB, B3)	09/15/18	7.750	1,226,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts (1.0%)
$1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)§	(B, Ba3)	04/15/19	7.250	$1,905,500

Software/Services (5.9%)
1,850	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	1,984,125
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	1,189,688
650	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	676,000
400	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.03)	(B-, Caa1)	04/01/19	9.375	449,000
625	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	947,556
1,523	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B-, B3)	11/15/18	8.000	1,648,647
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)§	(BB-, Ba3)	01/15/23	4.500	902,500
1,003	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/14 @ 100.00)	(CCC+, Caa1)	03/15/16	10.375	1,013,030
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	442,000
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	637,500
1,598	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	1,729,835
					11,619,881
Specialty Retail (1.8%)
1,350	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	1,432,687
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.75)‡€	(B, B1)	04/15/18	7.500	1,063,462
1,050	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	1,034,250
					3,530,399
Steel Producers/Products (0.8%)
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡§	(B-, Caa1)	03/15/18	8.250	540,375
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 109.00)‡	(B-, Caa1)	08/15/16	12.000	960,000
					1,500,375
Support-Services (4.1%)
1,250	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	1,337,500
500	Emdeon, Inc., Global Company Guaranteed Notes (Callable 12/31/15 @ 105.50)	(CCC+, Caa1)	12/31/19	11.000	571,875
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	829,250
356	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	380,920
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 08/15/18 @ 103.00)	(BB-, Ba1)	08/15/23	6.000	748,125
650	NES Rentals Holdings, Inc., Rule 144A, Secured Notes (Callable 05/01/15 @ 103.94)‡	(CCC+, Caa2)	05/01/18	7.875	666,250
500	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡§	(B, B1)	05/15/19	8.500	542,500
950	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B, B3)	05/15/18	7.000	969,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$325	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	$342,875
475	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/18 @ 102.56)‡	(B+, B1)	04/01/23	5.125	437,000
1,200	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(B+, B2)	05/15/20	7.375	1,299,000
					8,124,295
Telecom - Integrated/Services (1.8%)
350	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡ø^	(NR, NR)	01/15/15	0.000	—
600	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B, B3)	04/01/19	7.250	645,000
750	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	813,750
250	Intelsat Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 06/01/15 @ 103.38)‡	(CCC+, Caa2)	06/01/18	6.750	260,625
800	Intelsat Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 06/01/17 @ 103.88)‡§	(CCC+, Caa2)	06/01/21	7.750	831,000
950	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	1,043,813
					3,594,188
Telecom - Wireless (0.6%)
400	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	417,500
600	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/14 @ 102.94)‡€	(B, B3)	07/15/17	11.750	771,103
					1,188,603
Telecommunications Equipment (1.5%)
1,200	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡	(B, B1)	04/01/19	7.000	1,128,000
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(B+, B1)	12/01/16	9.500	1,785,000
					2,913,000
Textiles & Apparel (0.3%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡€ø	(NR, NR)	11/15/25	9.875	2,000
500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	663,289
					665,289
Theaters & Entertainment (1.3%)
800	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/01/14 @ 104.38)	(B-, B2)	06/01/19	8.750	864,000
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	981,265
650	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(B, B2)	05/15/19	7.375	703,625
					2,548,890
Tobacco (0.3%)
650	Vector Group Ltd., Global Senior Secured Notes (Callable 02/15/16 @ 105.81)	(B+, Ba3)	02/15/21	7.750	676,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail (0.2%)
$400	Navios Maritime Holdings Finance II U.S., Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, Caa1)	02/15/19	8.125	$399,000
TOTAL CORPORATE BONDS (Cost $159,158,459)					158,651,633

ASSET BACKED SECURITIES (9.0%)
Collateralized Debt Obligations (9.0%)
750	Apidos CLO XIV, 2013-14A, Rule 144A‡#	(BB, NR)	04/15/25	4.668	650,816
1,000	Carlyle Global Market Strategies CLO Ltd., 2011-1A, Rule 144A‡#	(BB, NR)	08/10/21	5.715	968,393
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡	(NR, NR)	01/20/25	0.000	985,839
1,000	CIFC Funding Ltd., 2011-1A, Rule 144A‡#	(BBB, NR)	01/19/23	3.366	952,128
2,000	CIFC Funding Ltd., 2012-2X#	(BB-, NR)	12/05/24	6.260	1,952,130
1,000	ECP CLO Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/20/25	4.520	875,988
1,000	Emerson Park CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	07/15/25	5.113	920,621
1,000	Finn Square CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	12/24/23	5.300	937,601
1,000	Gale Force 4 CLO Ltd., 2007-4A, Rule 144A‡#	(BBB, Ba1)	08/20/21	3.764	956,799
1,000	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.652	927,985
1,000	ING Investment Management CLO Ltd., 2011-1A, Rule 144A‡#	(BB, NR)	06/22/21	4.750	905,448
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	5.070	895,561
1,000	KVK CLO Ltd., 2013-1A, Rule 144A‡#	(BBB, NR)	04/14/25	4.654	1,006,728
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BBB, NR)	08/14/23	5.015	1,007,928
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.465	988,622
1,000	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.466	943,114
1,000	Symphony CLO VII Ltd., 2011-7A, Rule 144A‡#	(BBB, NR)	07/28/21	3.464	981,574
1,000	Venture X CLO Ltd., 2012-12A, Rule 144A‡#	(BB, NR)	02/28/24	5.562	932,416
TOTAL ASSET BACKED SECURITIES (Cost $17,377,026)					17,789,691

BANK LOANS (7.8%)
Chemicals (1.0%)
1,000	Oxbow Carbon & Minerals Holdings, Inc.#	(BB-, B2)	01/18/20	8.000	1,025,000
1,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	1,000,000
					2,025,000
Consumer Products (0.8%)
1,500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	1,537,500

Energy - Exploration & Production (0.7%)
1,001	Delek Benelux B.V.€#	(NR, NR)	02/08/17	5.253	1,306,273

Financial Services (0.5%)
1,000	StoneRiver Group LP#	(CCC+, Caa1)	05/29/20	8.500	1,017,500

Gaming (0.5%)
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	905,000

Health Services (0.5%)
1,000	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/31/17	6.500	1,001,880

Hotels (0.6%)
1,250	Four Seasons Hotels Ltd.#	(B-, Caa1)	12/27/20	6.250	1,281,250

Machinery (0.6%)
1,250	CPM Holdings, Inc.#	(B, Caa1)	03/01/18	10.250	1,259,375

Media - Diversified (0.5%)
433	Flint Group Holdings Sarl#	(NR, NR)	06/30/18	7.396	400,151
597	Flint Group Holdings Sarl#	(NR, NR)	12/31/18	7.396	519,419
					919,570

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Printing & Publishing (0.1%)
$1,207	hibu PLC#	(NR, NR)	07/31/14	3.929	$262,844

Software/Services (1.5%)
1,000	Decision Insight Information Group, Inc.#	(B, B1)	01/04/17	7.000	999,585
1,000	SafeNet, Inc.#	(B, B3)	04/12/15	6.179	998,440
1,000	Wall Street Systems Holdings, Inc.#	(B-, Caa2)	10/25/20	9.250	1,008,425
					3,006,450
Telecom - Integrated/Services (0.5%)
1,000	LTS Buyer LLC#	(CCC+, Caa1)	03/28/21	8.000	1,015,000
TOTAL BANK LOANS (Cost $15,382,471)					15,537,642

Number of
Shares

COMMON STOCKS (0.3%)
Automakers (0.0%)
1,219	Safelite Realty Corp.*^				—

Building & Construction (0.1%)
14,400	Ashton Woods U.S.A. LLC, Class B*^				205,920
199	William Lyon Homes, Class A*§				4,043
					209,963
Building Materials (0.0%)
372	Dayton Superior Corp.*^				—

Chemicals (0.1%)
4,893	Huntsman Corp.				100,845

Forestry & Paper (0.0%)
260	Resolute Forest Products, Inc.*§				3,437

Gaming (0.0%)
36,250	Majestic Holdco LLC*				47,125
1,500	Progressive Gaming International Corp.*				1
					47,126
Media - Broadcast (0.1%)
26,986	Cumulus Media, Inc., Class A*§				143,026
TOTAL COMMON STOCKS (Cost $376,743)					504,397

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.*^ (Cost $156,000)				—

WARRANT (0.0%)
Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^ (Cost $—)				—

SHORT-TERM INVESTMENT (10.2%)
20,271,240	State Street Navigator Prime Portfolio, 0.17%§§ (Cost $20,271,240)				20,271,240

TOTAL INVESTMENTS AT VALUE (107.2%) (Cost $212,721,939)					212,754,603

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.2%)					(14,251,610)

NET ASSETS (100.0%)					$198,502,993

INVESTMENT ABBREVIATIONS
NR = Not Rated
PIK = Payment in Kind
Reg S = Regulation S

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $84,282,091 or 42.5% of net assets.

€	This security is denominated in Euro.
£	This security is denominated in British Pound.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2013.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2013.

At September 30, 2013, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign		Forward Foreign						Unrealized
Currency to be		Currency to be		Expiration		Value on	Current	Appreciation/
Purchased (Local)		Sold (Local)		Date	Counterparty	Settlement Date	Value	(Depreciation)
USD	7,321,720	EUR	5,600,000	10/15/13	Morgan Stanley	$(7,321,720)	$(7,580,687)	$(258,967)
USD	1,765,518	GBP	1,170,000	10/15/13	Morgan Stanley	(1,765,518)	(1,894,507)	(128,989)
								$(387,956)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost unless it is determined that using this method would not reflect an investment’s fair value. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$158,643,549	$8,084	$158,651,633
Asset Backed Securities	—	17,789,691	—	17,789,691
Bank Loans	—	15,537,642	—	15,537,642
Common Stocks	251,352	47,125	205,920	504,397
Preferred Stock	—	—	0	0
Warrant	—	—	0	0
Short-term Investment	20,271,240	—	—	20,271,240
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(387,956)	—	(387,956)
	$20,522,592	$191,630,051	$214,004	$212,366,647

*  Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2013 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Preferred Stock	Warrant	Total
Balance as of December 31, 2012	$130	$108,720	$0	$0	$108,850
Accrued discounts/premiums	4	—	—	—	4
Purchases	4,119	—	—	—	4,119
Sales	(119)	—	—	—	(119)
Realized Gain/(Loss)	(433,955)	—	—	—	(433,955)
Change in Unrealized Appreciation/(Depreciation)	434,026	97,200	—	—	531,226
Transfers Into Level 3	3,879	—	—	—	3,879
Transfers Out of Level 3	—	—	—	—	—
Balance as of September 30, 2013	$8,084	$205,920	$0	$0	$214,004

Net change in unrealized Appreication/(Depreciation) from investments still held as of September 30, 2013	$(4)	$97,200	$0	$0	$97,196

The Fund adopted Financial Accounting Standards Board amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. At the period ended September 30, 2013, the amount of transfers between Level 2 and Level 3 was $3,879. Investments were transferred from Level 2 to Level 3 because it went from multiple 3rd party pricing sources to being a 1 broker quoted security.  All transfers are assumed to occur at the end of the reporting period.

Federal Income Tax Cost - At September 30, 2013, the cost of investments (excluding foreign currency related transactions) and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$212,721,939
Unrealized appreciation	$8,162,364
Unrealized depreciation	(8,129,700)
Net unrealized appreciation	$32,664

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 8, 2013

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	November 8, 2013